Operating Leases - Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee Operating Lease Liability Maturity Abstract
2023	$ 469	$ 1,102
2024	1,179	1,161
2025	1,342	1,329
2025	1,046	1,046
2027	1,041	1,041
Total lease payments	5,077	5,679
Less: imputed interest	(1,112)	(1,267)
Total lease liabilities	3,965	4,412
Less: current portion	(821)	(692)	$ (534)
Lease liabilities - long-term	$ 3,144	$ 3,720	$ 1,109